UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McCutchen Group, LLC
Address: 925 Fourth Avenue, Suite 2288
         Seattle, WA  98104

13F File Number:  028-14925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ms. Sara M. Taylor
Title:     Chief Compliance Officer
Phone:     206-816-6850

Signature, Place, and Date of Signing:

 /s/  Sara M. Taylor     Seattle, WA     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $110,182 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     6518   160454 SH       SOLE                   160454        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     7783   131965 SH       SOLE                   131965        0        0
ISHARES TR                     COHEN&ST RLTY    464287564     1045    12678 SH       SOLE                    12678        0        0
ISHARES TR                     RUSSELL 3000     464287689    13280   142098 SH       SOLE                   142098        0        0
ISHARES TR                     DJ US REAL EST   464287739      335     4827 SH       SOLE                     4827        0        0
ISHARES TR                     S&PCITI1-3YRTB   464288125      253     2705 SH       SOLE                     2705        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2242    14513 SH       SOLE                    14513        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      327     2089 SH       SOLE                     2089        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     8666   122872 SH       SOLE                   122872        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      379     4157 SH       SOLE                     4157        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    17229   212807 SH       SOLE                   212807        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    29730   641284 SH       SOLE                   641284        0        0
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858     6525   152111 SH       SOLE                   152111        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    15870   435627 SH       SOLE                   435627        0        0